Document And Entity Information	Aug. 26, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 26, 2026
Entity Registrant Name	Fidelity Core Real Estate Fund
Entity Central Index Key	0001953520
Entity Emerging Growth Company	true
Entity File Number	000-56839
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	88-6504113
Entity Address, Address Line One	245 Summer Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	(617)
Local Phone Number	563-7000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE
Amendment Description	Fidelity Core Real Estate Fund (the “Company”) is filing this Amendment No. 1 on Form 8-K/A (the “Amendment”) solely for the purpose of correcting Exhibit 99.1 originally filed by the Company with its Current Report on Form 8-K as filed with the U.S. Securities and Exchange Commission on August 26, 2026 (the “Original Form 8-K”). The corrected Exhibit 99.1 supersedes and replaces in its entirety Exhibit 99.1 to the Original Form 8-K. Except as set forth in above, no changes were made to the Original Form 8-K. The Amendment contains only the cover page to this Form 8-K/A, this Explanatory Note, Item 9.01, the signature page and the corrected Exhibit 99.1.